Stock-Based Compensation (Details 3) (USD $)	12 Months Ended		33 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Oct. 31, 2012 2012 Incentive Plan	Dec. 31, 2010 Restricted stock awards	Dec. 31, 2012 Restricted stock awards	Dec. 31, 2011 Restricted stock awards	Dec. 31, 2010 Stock options	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options
Shares
Unvested at the beginning of the period (in shares)						640,578
Vested (in shares)						(291,244)
Unvested at the end of the period (in shares)						349,334	640,578
Weighted-average fair value per share
Unvested at the beginning of the period (in dollars per share)						$ 0.14
Vested (in dollars per share)						$ 0.16
Unvested at the end of the period (in dollars per share)						$ 0.15	$ 0.14
Granted (in dollars per share)					$ 0.00		$ 0.53
Additional disclosure
Total grant date fair value of vested restricted stock					$ 0	$ 47,000	$ 0
Total unrecognized compensation cost related to unvested restricted stock (in dollars)					0	51,000	75,000
Weighted average period over which unrecognized compensation costs are expected to be recognized						2 years			3 years
Shares
Outstanding at the beginning of the period (in shares)									893,564
Granted (in shares)									1,267,493
Exercised (in shares)									(19,016)
Cancelled (in shares)									(7,856)
Outstanding at the end of the period (in shares)									2,134,185	893,564
Vested at the end of the period (in shares)									302,057
Vested and expected to vest at the end of the period (in shares)									2,134,185
Estimated forfeiture rate (as a percent)									0.00%
Weighted-average price per share
Outstanding at the beginning of the period (in dollars per share)									$ 1.31
Granted (in dollars per share)									$ 8.44
Exercised (in dollars per share)									$ 1.74
Cancelled (in dollars per share)									$ 6.62
Outstanding at the end of the period (in dollars per share)									$ 5.52	$ 1.31
Vested at the end of the period (in dollars per share)									$ 1.32
Vested and expected to vest at the end of the period (in dollars per share)									$ 5.52
Weighted-average remaining contractual term (years)
Outstanding at the end of the period									9 years
Vested at the end of the period									8 years 7 months 6 days
Vested and expected to vest at the end of the period									9 years
Aggregate intrinsic value
Outstanding at the end of the period (in dollars)									24,444,000
Vested at the end of the period (in dollars)									4,722,000
Vested and expected to vest at the end of the period									24,444,000
Assumptions used to calculate fair value of employee stock option at the date of grant
Volatility (as a percent)								82.00%
Volatility, maximum (as a percent)									71.00%	68.00%
Volatility, minimum (as a percent)									66.00%	67.00%
Risk-free interest rate (as a percent)								2.06%
Risk-free interest rate, maximum (as a percent)									1.56%	2.03%
Risk-free interest rate, minimum (as a percent)									0.89%	1.07%
Expected term								6 years 3 months	6 years 3 months	6 years 3 months
Additional disclosure
Stock-based compensation expense (in dollars)	1,803,000	305,000	2,108,000			24,000	24,000		1,526,000	281,000
Aggregate intrinsic value of options exercised								0	200,000	0
Weighted-average grant date fair value of options granted (in dollars per share)								$ 0.03	$ 5.29	$ 2.63
Total unrecognized compensation cost related to unvested stock options (in dollars)									7,200,000	2,200,000
Weighted average period over which unrecognized compensation costs are expected to be recognized						2 years			3 years
Shares issued during the period				16,644
Aggregate value of shares issued to certain non-employee board members in lieu of fees	$ 253,000			$ 253,000